Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Continuing operations
Sales	£ 3,674	£ 3,841	£ 3,428
Cost of goods sold	(1,839)	(2,046)	(1,747)
Gross profit	1,835	1,795	1,681
Operating expenses	(1,322)	(1,549)	(1,562)
Other net gains and losses	(16)	24	63
Share of results of joint ventures and associates	1	1	1
Operating profit	498	271	183
Finance costs	(81)	(71)	(68)
Finance income	76	123	62
Profit before tax	493	323	177
Income tax	(113)	(79)	1
Profit for the year	380	244	178
Attributable to:
Equity holders of the company	378	242	177
Non-controlling interest	£ 2	£ 2	£ 1
Earnings per share attributable to equity holders of the company during the year (expressed in pence per share)
- basic	£ 0.531	£ 0.328	£ 0.235
- diluted	£ 0.527	£ 0.326	£ 0.233